Summary of details regarding the aging of the Bank's loan portfolio (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
30 - 89 Days Past Due
Consumer		$ 112
Retail
Consumer		112
Single family residential		3,543
Other retail		193
Retail total		3,848
Commercial:
Commercial and industrial		618
Non-farm, non-residential real estate		666
Construction and development		160
Commercial loans secured by real estate		22
All other commercial		741
Commercial total		2,207
Total Bank's loan portfolio		6,055
Retail
Consumer	182
Single family residential	3,805
Other retail	319
Retail total	4,306
Commercial:
Commercial and industrial	428
Non-farm, non-residential real estate	393
Commercial loans secured by real estate	38
Commercial total	859
Total Bank's loan portfolio	5,165
90 Days and Greater Past Due
Consumer		7
Retail
Consumer		7
Single family residential		387
Retail total		394
Commercial:
Commercial and industrial		1,457
Non-farm, non-residential real estate		448
Commercial loans secured by real estate		193
All other commercial		1,379
Commercial total		3,477
Total Bank's loan portfolio		3,871
Retail
Consumer	3
Single family residential	83
Other retail	28
Retail total	114
Commercial:
Commercial and industrial	1,328
Construction and development	28
Commercial loans secured by real estate	178
All other commercial	1,249
Commercial total	2,783
Total Bank's loan portfolio	2,897
Total Past Due
Consumer		119
Retail
Consumer		119
Single family residential		3,930
Other retail		193
Retail total		4,242
Commercial:
Commercial and industrial		2,075
Non-farm, non-residential real estate		1,114
Construction and development		160
Commercial loans secured by real estate		215
All other commercial		2,120
Commercial total		5,684
Total Bank's loan portfolio		9,926
Retail
Consumer	185
Single family residential	3,876
Other retail	359
Retail total	4,420
Commercial:
Commercial and industrial	1,756
Non-farm, non-residential real estate	393
Construction and development	28
Commercial loans secured by real estate	216
All other commercial	1,249
Commercial total	3,642
Total Bank's loan portfolio	8,062
Current Loans
Consumer		11,502
Retail
Consumer		11,502
Single family residential		192,419
Other retail		23,071
Retail total		226,992
Commercial:
Commercial and industrial		81,556
Non-farm, non-residential real estate		166,451
Construction and development		36,163
Commercial loans secured by real estate		23,768
All other commercial		22,303
Commercial total		330,241
Total Bank's loan portfolio		557,233
Retail
Consumer	10,772
Single family residential	209,887
Other retail	27,312
Retail total	247,971
Commercial:
Commercial and industrial	92,946
Non-farm, non-residential real estate	175,820
Construction and development	29,910
Commercial loans secured by real estate	26,724
All other commercial	25,333
Commercial total	350,733
Total Bank's loan portfolio	598,704
Total Loans
Consumer		11,621
Retail
Consumer		11,621
Single family residential		196,349
Other retail		23,264
Retail total		231,234
Commercial:
Commercial and industrial		83,631
Non-farm, non-residential real estate		167,565
Construction and development		36,323
Commercial loans secured by real estate		23,983
All other commercial		24,423
Commercial total		335,925
Total Bank's loan portfolio		567,159
Retail
Consumer	10,957
Single family residential	213,763
Other retail	27,671
Retail total	252,391
Commercial:
Commercial and industrial	94,702
Non-farm, non-residential real estate	176,213
Construction and development	29,938
Commercial loans secured by real estate	26,940
All other commercial	26,582
Commercial total	354,375
Total Bank's loan portfolio	$ 606,766